Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 330,086	$ 268,939
Total loans, net of allowance for loan losses	790,845	722,622
FINANCIAL LIABILITIES
Deposits	1,201,736	1,125,125
Securitization liabilities at amortized cost	15,228	15,262
Subordinated notes and debentures	11,266	11,230
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	330,086	268,939
Total loans, net of allowance for loan losses	790,845	722,622
Total financial assets not carried at fair value	1,120,931	991,561
FINANCIAL LIABILITIES
Deposits	1,201,736	1,125,125
Securitization liabilities at amortized cost	15,228	15,262
Subordinated notes and debentures	11,266	11,230
Total financial liabilities not carried at fair value	1,228,230	1,151,617
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	253,211	208,559
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	76,875	60,380
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	322,375	268,452
Total loans, net of allowance for loan losses	779,660	725,177
Total financial assets not carried at fair value	1,102,035	993,629
FINANCIAL LIABILITIES
Deposits	1,196,349	1,124,762
Securitization liabilities at amortized cost	14,746	15,202
Subordinated notes and debentures	11,120	11,838
Total financial liabilities not carried at fair value	1,222,215	1,151,802
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	247,629	207,927
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 74,746	$ 60,525